Financial Instruments - Summary of Detailed Information about Maturity Analysis of Obligation under Leases (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Less than 1 year [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	$ 1,112,846	$ 36,214	$ 929,832
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	141,300,566	4,598,131	158,925,804
1-5 years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	2,685,977	87,406	2,585,624
5 to 10 Years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	1,536,779	50,009	1,731,995
10 to 15 Years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	939,751	30,581	883,335
15 to 20 Years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	881,803	28,695	802,765
More than 20 Years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	$ 1,788,933	$ 58,215	$ 1,511,507